SCHEDULE OF INFORMATION ON LONG LIVED ASSETS (Details) - USD ($)	Dec. 31, 2023	Dec. 31, 2022
Revenues from External Customers and Long-Lived Assets [Line Items]
Property, plant and equipment and ROU assets	$ 123,149	$ 219,769
ISRAEL
Revenues from External Customers and Long-Lived Assets [Line Items]
Property, plant and equipment and ROU assets	102,103	207,779
UNITED STATES
Revenues from External Customers and Long-Lived Assets [Line Items]
Property, plant and equipment and ROU assets	$ 21,046	$ 11,990